4. Income taxes (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong	$ 13	$ (1,204)	$ (1,326)
The provision for income taxes consists of:
Current tax expenses: The PRC and Hong Kong	117	(46)	233
Current PRC EIT Domestic				3,218	8,912	4,249
Total current provision	117	(46)	233	3,218	8,912	4,249
Deferred tax benefit: The PRC and Hong Kong	25	(17)	(79)
Deferred tax benefit:				(784)	(993)	(1,481)
Total deferred provision	$ 25	$ (17)	$ (79)	(784)	(993)	(1,481)